Interest Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest Expense [Line Items]
Interest accretion deferred consideration liability	$ 79,921	$ 39,763	$ 157,999	$ 79,104
Interest on leases	16,942	6,126	35,005	12,564
Interest expense	$ 2,268,204	$ 43,670	2,364,345	91,668
Convertible Debenture [Member]
Interest Expense [Line Items]
Interest expense			$ 2,170,468